Discontinued Operations - Outstanding Energy Commodity Contracts Employed As Cash Flow Hedges (Detail) (Electricity (MWh) [Member])	Dec. 31, 2012 MWh	Dec. 31, 2011 MWh
Forecasted Purchases Hedges [Member]
Derivatives And Hedging Activities [Line Items]
Derivative, Nonmonetary Notional Amount		614,560
Forecasted Sales Hedges [Member]
Derivatives And Hedging Activities [Line Items]
Derivative, Nonmonetary Notional Amount		614,560